LEASE OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Lease Obligations
Lessee operating lease renewal term	5 years		5 years		5 years
Amortization of operating lease - right-of-use asset	$ 12,674	$ 14,082	$ 25,687	$ 28,540	$ 55,616	$ 61,796